SIRIOS LONG/SHORT FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 95.8%
COMMON STOCKS — 64.5%
Aerospace & Defense — 0.7%
HEICO Corp., Class A	1,724	$ 206,621
Airlines — 2.9%
Southwest Airlines Co.†*	24,331	819,225
Auto Manufacturers — 1.4%
PACCAR, Inc.†	4,185	414,190
Banks — 5.1%
KeyCorp.	14,704	256,144
Wells Fargo & Co.†	28,781	1,188,367
		1,444,511
Beverages — 1.9%
Constellation Brands, Inc., Class A†	2,344	543,222
Building Materials — 0.5%
Johnson Controls International PLC	2,149	137,536
Commercial Services — 4.7%
S&P Global, Inc.†	4,026	1,348,468
Diversified Financial Services — 5.0%
American Express Co.†	5,757	850,597
LPL Financial Holdings, Inc.	2,737	591,657
		1,442,254
Electronics — 1.0%
Keysight Technologies, Inc.*	1,725	295,096
Environmental Control — 0.5%
Waste Connections, Inc.	1,072	142,104
Healthcare-Products — 12.8%
Abbott Laboratories†	8,319	913,343
Alcon, Inc. (Switzerland)	20,990	1,438,865
Boston Scientific Corp.†*	19,246	890,512
Danaher Corp.†	1,116	296,209
Lantheus Holdings, Inc.*	2,064	105,181
		3,644,110
Leisure Time — 1.6%
Norwegian Cruise Line Holdings Ltd.*	36,355	444,985
Miscellaneous Manufacturing — 1.7%
Eaton Corp. PLC	3,134	491,881
Oil & Gas — 3.4%
Hess Corp.	777	110,194
Nabors Industries Ltd.*	3,950	611,737
Occidental Petroleum Corp.	2,005	126,295
Patterson-UTI Energy, Inc.	6,788	114,310
		962,536
	Number of Shares	Value
Common Stocks — (Continued)
Oil & Gas Services — 1.8%
Halliburton Co.	3,101	$ 122,024
Schlumberger Ltd.	7,565	404,425
		526,449
Pharmaceuticals — 3.0%
Eli Lilly & Co.†	1,477	540,346
Pfizer, Inc.	6,214	318,405
		858,751
Pipelines — 0.5%
Golar LNG Ltd. (Bermuda)*	5,982	136,330
Semiconductors — 3.3%
Analog Devices, Inc.†	3,985	653,660
Texas Instruments, Inc.	1,695	280,048
		933,708
Software — 12.7%
Activision Blizzard, Inc.	5,702	436,488
Adobe, Inc.*	2,458	827,191
Microsoft Corp.	1,435	344,142
Roper Technologies, Inc.†	3,034	1,310,961
Splunk, Inc.*	2,493	214,622
Workday, Inc., Class A*	2,862	478,898
		3,612,302
TOTAL COMMON STOCKS (Cost $16,951,335)		18,404,279
SHORT-TERM INVESTMENTS — 31.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.17%(a) (Cost $8,912,703)	8,912,703	8,912,703

TOTAL LONG POSITIONS - 95.8% (Cost $25,864,038)		$27,316,982
SHORT POSITIONS — (3.9)%
Common Stocks — (3.9)%
Aerospace & Defense — (1.5)%
HEICO Corp.	(1,352)	(207,721)
Lockheed Martin Corp.	(457)	(222,326)
		(430,047)
Diversified Financial Services — (0.1)%
Capital One Financial Corp.	(424)	(39,415)
Environmental Control — (0.4)%
Waste Management, Inc.	(668)	(104,796)

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value

Common Stocks — (Continued)
Internet — (0.4)%
Meta Platforms, Inc. Class A*	(866)	$ (104,214)
Media — (0.1)%
Comcast Corp. Class A	(1,146)	(40,076)
Pharmaceuticals — (0.5)%
Bristol-Myers Squibb Co.	(1,835)	(132,028)
Retail — (0.5)%
Home Depot, Inc. (The)	(454)	(143,401)
Transportation — (0.4)%
FedEx Corp.	(645)	(111,714)
Total Common Stocks (Proceeds $1,220,580)		(1,105,691)

Value

TOTAL SHORT POSITIONS - (3.9)% (Proceeds $1,220,580)	$(1,105,691)
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.1%	2,322,149
NET ASSETS - 100.0%	$28,533,440

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements and forward foreign currency contracts or securities sold short.
*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at December 31, 2022.

Forward foreign currency contracts outstanding as of December 31, 2022 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	351,784	CAD	479,000	03/15/23	MS	$(2,194)
USD	1,100,447	EUR	1,030,000	03/15/23	MS	(7,847)
USD	2,896,233	GBP	2,372,000	03/15/23	MS	23,229
USD	458,201	SEK	4,737,000	03/15/23	MS	2,278
						$15,466
The following table represents Total Return Swaps - Long positions and their related values as of December 31, 2022.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Airbus SE	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	$487,231	$92,241
BAE Systems PLC	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	767,206	136,333
London Stock Exchange Group PLC	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	2,076,999	(164,124)
Pernod Ricard SA	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	417,789	73,270
Telefonaktiebolaget LM Ericsson	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	326,137	(35,613)
Telefonaktiebolaget LM Ericsson	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	100,753	(10,389)
Telefonaktiebolaget LM Ericsson	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	69,167	926
Canadian Pacific Railway Ltd.	U.S. Fed Funds +0.550%	Maturity	MS	06/30/25	320,723	20,848
						$113,492
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
The following table represents Total Return Swaps - Short positions and their related values as of December 31, 2022.
Reference Entity/Index (Pay)	Receive	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)*
S&P 500 Index Pharmaceuticals Select Sector	U.S. Fed Funds -0.350%	Maturity	MS	12/07/23	$782,983	$89,940
S&P 500 Index Transportation Select Sector	U.S. Fed Funds -0.700%	Maturity	MS	12/07/23	284,747	27,198
S&P 500 Index Semiconductor Select Industry	U.S. Fed Funds -0.070%	Maturity	MS	04/11/24	617,870	100,243
S&P 500 Index Retail Select Industry	U.S. Fed Funds -1.270%	Maturity	MS	07/24/24	511,820	160,120
S&P 500 Equal Weight Financial	U.S. Fed Funds -0.350%	Maturity	MS	07/31/24	1,321,186	52,583
Industrial Select Sector	U.S. Fed Funds -0.350%	Maturity	MS	12/03/24	1,545,054	2,940
S&P 500 Index	U.S. Fed Funds -0.250%	Maturity	MS	12/05/24	878,225	149,576
Moody's Corporation	U.S. Fed Funds -0.300%	Maturity	MS	12/06/24	1,241,323	176,410
Technology Select Sector	U.S. Fed Funds -0.100%	Maturity	MS	01/10/25	769,964	219,856
Health Care Select Sector	U.S. Fed Funds -0.250%	Maturity	MS	01/24/25	912,819	5,666
S&P 500 Equal Weight Energy	U.S. Fed Funds -0.350%	Maturity	MS	09/29/25	144,536	(5,848)
S&P 500 Equal Weight Energy	U.S. Fed Funds -1.380%	Maturity	MS	09/29/25	583,568	3,827
Dow Jones U.S. Real Estate Index	U.S. Fed Funds -0.200%	Maturity	MS	12/02/25	113,104	2,545
S&P 500 Equal Weight Financial	U.S. Fed Funds -0.350%	Maturity	MS	12/02/25	264,085	28,183
						$1,013,239
Total Swap Contracts						$1,126,731

*	Includes $(61,835) related to open trades, dividends receivables/payables and swap receivables/payables activities.
USD	United States Dollar
CAD	Canada Dollar
GBP	British Pound
EUR	Euro
SEK	Sweden Krona
MS	Morgan Stanley
PLC	Public Limited Company
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FOCUS FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 73.0%
Airlines — 3.4%
Southwest Airlines Co.*	10,660	$ 358,922
Auto Manufacturers — 1.5%
PACCAR, Inc.	1,603	158,649
Banks — 5.1%
KeyCorp.	5,596	97,483
Wells Fargo & Co.	10,670	440,564
		538,047
Beverages — 2.0%
Constellation Brands, Inc., Class A	914	211,819
Building Materials — 0.5%
Johnson Controls International PLC	816	52,224
Commercial Services — 7.2%
S&P Global, Inc.	2,302	771,032
Diversified Financial Services — 5.0%
American Express Co.†	2,110	311,753
LPL Financial Holdings, Inc.	1,013	218,980
		530,733
Electronics — 1.0%
Keysight Technologies, Inc.*	639	109,314
Environmental Control — 0.5%
Waste Connections, Inc.	390	51,698
Healthcare-Products — 14.5%
Abbott Laboratories†	3,123	342,874
Alcon, Inc. (Switzerland)	9,790	671,105
Boston Scientific Corp.†*	8,338	385,799
Danaher Corp.	408	108,291
Lantheus Holdings, Inc.*	751	38,271
		1,546,340
Leisure Time — 2.6%
Norwegian Cruise Line Holdings Ltd.*	22,818	279,292
Miscellaneous Manufacturing — 1.8%
Eaton Corp. PLC	1,220	191,479
Oil & Gas — 3.4%
Hess Corp.	295	41,837
Nabors Industries Ltd.*	1,498	231,995
Occidental Petroleum Corp.	763	48,061
Patterson-UTI Energy, Inc.	2,534	42,673
		364,566
	Number of Shares	Value
Common Stocks — (Continued)
Oil & Gas Services — 1.9%
Halliburton Co.	1,178	$ 46,354
Schlumberger Ltd.	2,873	153,591
		199,945
Pharmaceuticals — 3.0%
Eli Lilly & Co.	542	198,285
Pfizer, Inc.†	2,416	123,796
		322,081
Pipelines — 0.5%
Golar LNG Ltd. (Bermuda)*	2,178	49,637
Semiconductors — 3.3%
Analog Devices, Inc.†	1,472	241,452
Texas Instruments, Inc.	638	105,411
		346,863
Software — 15.8%
Activision Blizzard, Inc.	2,128	162,898
Adobe, Inc.*	1,237	416,288
Microsoft Corp.	536	128,544
Roper Technologies, Inc.	1,649	712,516
Splunk, Inc.*	960	82,646
Workday, Inc., Class A*	1,068	178,709
		1,681,601
TOTAL COMMON STOCKS (Cost $7,215,998)		7,764,242

TOTAL INVESTMENTS - 73.0% (Cost $7,215,998)		7,764,242
OTHER ASSETS IN EXCESS OF LIABILITIES - 27.0%		2,875,469
NET ASSETS - 100.0%		$10,639,711

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements and forward foreign currency contracts.
*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FOCUS FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
Forward foreign currency contracts outstanding as of December 31, 2022 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	133,663	CAD	182,000	03/15/23	MS	$(834)
USD	407,039	EUR	381,000	03/15/23	MS	(2,922)
USD	1,228,335	GBP	1,006,000	03/15/23	MS	9,851
USD	172,757	SEK	1,786,000	03/15/23	MS	859
						$6,954
The following table represents Total Return Swaps - Long positions and their related values as of December 31, 2022.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)*
Airbus SE	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	$194,071	$26,609
BAE Systems PLC	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	286,724	49,947
London Stock Exchange Group PLC	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	936,787	(83,602)
Pernod Ricard SA	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	151,617	26,591
Telefonaktiebolaget LM Ericsson	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	123,146	(13,447)
Telefonaktiebolaget LM Ericsson	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	39,827	(4,106)
Telefonaktiebolaget LM Ericsson	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	24,076	322
Canadian Pacific Railway Ltd.	U.S. Fed Funds +0.400%	Maturity	MS	06/30/25	122,305	7,704
Total Swap Contracts						$10,018

*	Includes $(24,473) related to open trades, dividends receivables/payables and swap receivables/payables activities.
USD	United States Dollar
CAD	Canada Dollar
GBP	British Pound
EUR	Euro
SEK	Sweden Krona
MS	Morgan Stanley
PLC	Public Limited Company
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments
December 31, 2022
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation – The Sirios Long/Short Fund and Sirios Focus Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward foreign currency contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). OTC investments (including swap contracts) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
The following is a summary of the inputs used, as of December 31, 2022, in valuing each Fund's investments carried at fair value:
	Total Value at 12/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sirios Long/Short Fund
Assets
Long Positions:
Common Stocks	$18,404,279	$18,404,279	$—	$—
Short-Term Investments	8,912,703	8,912,703	—	—
Derivatives:
Equity Contracts
Total Return Swap Contracts	1,342,705	—	1,342,705	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	25,507	—	25,507	—
Total Assets	$28,685,194	$27,316,982	$1,368,212	$—
Liabilities
Short Positions
Common Stocks	$(1,105,691)	$(1,105,691)	$—	$—
Derivatives:
Equity Contracts
Total Return Swap Contracts	(215,974)	—	(215,974)	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(10,041)	—	(10,041)	—
Total Liabilities	$(1,331,706)	$(1,105,691)	$(226,015)	$—
Sirios Focus Fund
Assets
Common Stocks	$7,764,242	$7,764,242	$—	$—
Derivatives:
Equity Contracts
Total Return Swap Contracts	111,173	—	111,173	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	10,710	—	10,710	—
Total Assets	$7,886,125	$7,764,242	$121,883	$—
Liabilities
Derivatives:
Equity Contracts
Total Return Swap Contracts	$(101,155)	$—	$(101,155)	$—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(3,756)	—	(3,756)	—
Total Liabilities	$(104,911)	$—	$(104,911)	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended December 31, 2022, there were no transfers in or out of Level 3.
Short Sales — Each Fund may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.
Forward Foreign Currency Contracts — A forward foreign currency contract ("Forward Contract") is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. Each Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. Each Fund utilized Forward Contracts for hedging purposes to protect each Fund's return against adverse currency movements.
The Funds utilized Forward Contracts for hedging purposes to protect the Funds’ returns against adverse currency movements.
Purchased Options — The Funds may purchase option contracts. They are subject to interest rate and other risk exposure in the normal course of pursuing their investment objectives. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
Total Return Swaps — Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).
The Funds used total return swaps to enhance returns, obtain short exposure as part of the Fund's strategy and for market exposure.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.